CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim BulletShares 2013 Corporate Bond ETF (“BSCD”)
Guggenheim BulletShares 2014 Corporate Bond ETF (“BSCE”)
Guggenheim BulletShares 2015 Corporate Bond ETF (“BSCF”)
Guggenheim BulletShares 2016 Corporate Bond ETF (“BSCG”)
Guggenheim BulletShares 2017 Corporate Bond ETF (“BSCH”)
Guggenheim BulletShares 2018 Corporate Bond ETF (“BSCI”)
Guggenheim BulletShares 2019 Corporate Bond ETF (“BSCJ”)
Guggenheim BulletShares 2020 Corporate Bond ETF (“BSCK”)
Guggenheim BulletShares 2021 Corporate Bond ETF (“BSCL”)
Guggenheim BulletShares 2022 Corporate Bond ETF (“BSCM”)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (“BSJD”)
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (“BSJE”)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (“BSJF”)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (“BSJG”)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (“BSJH”)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (“BSJI”)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (“BSJJ”)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (“BSJK”)
Guggenheim BRIC ETF (“EEB”)
Guggenheim Defensive Equity ETF (“DEF”)
Guggenheim Insider Sentiment ETF (“NFO”)
Guggenheim Mid-Cap Core ETF (“CZA”)
Guggenheim Multi-Asset Income ETF (“CVY”)
Guggenheim Raymond James SB-1 Equity ETF (“RYJ”)
Guggenheim S&P Global Dividend Opportunities Index ETF (“LVL”)
Guggenheim Spin-Off ETF (“CSD”)
Wilshire Micro-Cap ETF (“WMCR”)
Wilshire US REIT ETF (“WREI”)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim China All-Cap ETF (“YAO”)
Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim China Technology ETF (“CQQQ”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim International Multi-Asset Income ETF (“HGI”)
Guggenheim S&P Global Water Index ETF (“CGW”)
Guggenheim Shipping ETF (“SEA”)
Guggenheim Solar ETF (“TAN”)
Guggenheim Timber ETF (“CUT”)

Supplement to the currently effective Summary Prospectuses, Prospectuses and Statements of Additional Information (the “SAIs”) for the above-listed Funds:

In the subsection titled “Management” in each Summary Prospectus of each of the above-listed Funds except for BSCD, BSCE, BSCF, BSCG, BSCH, BSCI, BSCJ, BSCK, BSCL, BSCM, BSJD, BSJE, BSJF, BSJG, BSJH, BSJI, BSJJ and BSJK (the “BulletShares ETFs”), the second paragraph is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, and James R. King, CFA. Mr. Byrum, Senior Vice President, and Mr. King, Portfolio Manager, have managed the Fund’s portfolio since December 2013.

In the subsection titled “Management” in the “Summary Information” section of the Prospectuses for each of the above-listed Funds except for the BulletShares ETFs, the second paragraph is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, and James R. King, CFA. Mr. Byrum, Senior Vice President, and Mr. King, Portfolio Manager, have managed the Fund’s portfolio since December 2013.

The last subsection in the “Investment Management Services” section of the Prospectuses for each of the above-listed Funds except for the BulletShares ETFs is hereby deleted and replaced with the following:

Portfolio Managers

The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio are Michael P. Byrum, CFA, and James R. King, CFA. Mr. Byrum and Mr. King have managed each Fund’s portfolio since December 2013.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of several other funds in the Guggenheim Investments fund complex, Mr. Byrum reviews the activities of the portfolio managers of the Funds. During his time at Guggenheim Investments, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of several funds in the Guggenheim Investments fund complex, including the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Guggenheim Investments in 1998, and Executive Vice President in 2000. Prior to joining Guggenheim Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. In the interval between 2008 and 2011, he served as special consultant to a pair of hedge funds ventures, one focused on long-short equity and the other on market neutral statistical arbitrage. Prior to that, he served in a variety of roles for Guggenheim Investments ranging from shareholder services representative to portfolio manager and director of trading. At the time of his departure in 2008, he was director of portfolio management, overseeing a suite of trader-friendly mutual funds with nearly $15 billion in assets. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. He has been quoted in several publications such as The Wall Street Journal, Reuters and BusinessWeek. He has also been a speaker at several industry events, discussing ETFs, trading strategies, index construction, and trader-friendly mutual funds.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

The subsection titled “Portfolio Manager” in the “Management” section of the SAIs for each of the above-listed Funds except for the BulletShares ETFs is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Vice President of Guggenheim Investments, and James R. King, CFA, Portfolio Manager of Guggenheim Investments serve as portfolio managers for each Fund and are responsible for the day-to-day management of the Funds’ portfolios.

Other Accounts Managed by the Portfolio Managers. As of October 31, 2013, Mr. Byrum and Mr. King managed the following other registered investment companies, pooled investment vehicles or other accounts:

Michael P. Byrum:

Type of Account	Number of Accounts	Total Assets in the Accounts	Number of Accounts in Which the Advisory Fee is Based on Performance	Total Assets in the Accounts in Which the Advisory Fee is Based on Performance
Registered investment companies	133	$16,981,668,194	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

James R. King:

Type of Account	Number of Accounts	Total Assets in the Accounts	Number of Accounts in Which the Advisory Fee is Based on Performance	Total Assets in the Accounts in Which the Advisory Fee is Based on Performance
Registered investment companies	23	$9,637,678,287	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Although the Funds in the Trust that are managed by the portfolio managers may have different investment strategies, each has an investment objective of replicating its Underlying Index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

Portfolio Manager Compensation. Each portfolio manager’s compensation consists of the following elements:

Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser or one of its affiliates which is set at a level determined to be appropriate based upon their experience and responsibilities.

Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, a portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser or its affiliates.

Securities Ownership of Portfolio Managers. As of October 31, 2013, the portfolio managers did not own Shares of any Fund.

In the subsection titled “Management” in each Summary Prospectus of each of the BulletShares ETFs, the second paragraph is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, Burak Hurmeydan and Jie Du. Michael P. Byrum, Senior Vice President, and James R. King, Portfolio Manager, have managed the Fund’s portfolio since December 2013. Burak Hurmeydan, Senior Associate, Quantitative Strategy Group, and Jie Du, Associate, Quantitative Strategy Group, have managed the Fund’s portfolio since September 2013.

In the subsection titled “Management” in the “Summary Information” section of each Prospectus for each of the BulletShares ETFs, the second paragraph is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, Burak Hurmeydan and Jie Du. Michael P. Byrum, Senior Vice President, and James R. King, Portfolio Manager, have managed the Fund’s portfolio since December 2013. Burak Hurmeydan, Senior Associate, Quantitative Strategy Group, and Jie Du, Associate, Quantitative Strategy Group, have managed the Fund’s portfolio since September 2013.

The last subsection in the “Investment Management Services” section of each Prospectus for each of the the BulletShares ETFs is hereby deleted and replaced with the following:

Portfolio Managers

The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, Burak Hurmeydan and Jie Du. Michael P. Byrum and James R. King have managed each Fund’s portfolio since December 2013. Burak Hurmeydan and Jie Du have managed each Fund’s portfolio since September 2013.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of several other funds in the Guggenheim Investments fund complex, Mr. Byrum reviews the activities of the portfolio managers of the Funds. During his time at Guggenheim Investments, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of several funds in the Guggenheim Investments fund complex, including the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Guggenheim Investments in 1998, and Executive Vice President in 2000. Prior to joining Guggenheim Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. In the interval between 2008 and 2011, he served as special consultant to a pair of hedge funds ventures, one focused on long-short equity and the other on market neutral statistical arbitrage. Prior to that, he served in a variety of roles for Guggenheim Investments ranging from shareholder services representative to portfolio manager and director of trading. At the time of his departure in 2008, he was director of portfolio management, overseeing a suite of trader-friendly mutual funds with nearly $15 billion in assets. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. He has been quoted in several publications such as The Wall Street Journal, Reuters and BusinessWeek. He has also been a speaker at several industry events, discussing ETFs, trading strategies, index construction, and trader-friendly mutual funds.

Dr. Hurmeydan is a Senior Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in 2011 as an Analyst of Quantitative Strategies. Before joining

Guggenheim, he was a Quantitative Risk/Research Analyst with Citadel Asset Management. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Du is an Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in August 2012. Dr. Du received a Ph.D. in Applied Mathematics and a M.S. in Statistics from University of Southern California.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

The subsection titled “Portfolio Manager” or “Portfolio Managers,” as applicable, in the “Management” section of each SAI for each of the BulletShares ETFs is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Vice President of Guggenheim Investments, James R. King, CFA, Portfolio Manager of Guggenheim Investments, Burak Hurmeydan, Senior Associate, Quantitative Strategy Group of Guggenheim Investments and Jie Du, Associate, Quantitative Strategy Group of Guggenheim Investments, serve as portfolio managers for each Fund and are responsible for the day-to-day management of each Fund’s portfolio.

Other Accounts Managed by the Portfolio Managers. As of October 31, 2013, Mr. Byrum and Mr. King managed the following other registered investment companies, pooled investment vehicles or other accounts:

Michael P. Byrum:

Type of Account	Number of Accounts	Total Assets in the Accounts	Number of Accounts in Which the Advisory Fee is Based on Performance	Total Assets in the Accounts in Which the Advisory Fee is Based on Performance
Registered investment companies	133	$16,981,668,194	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

James R. King:

Type of Account	Number of Accounts	Total Assets in the Accounts	Number of Accounts in Which the Advisory Fee is Based on Performance	Total Assets in the Accounts in Which the Advisory Fee is Based on Performance
Registered investment companies	23	$9,637,678,287	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

As of May 31, 2013, Dr. Hurmeydan and Dr. Du did not manage any registered investment companies, pooled investment vehicles or other accounts.

Although the Funds in the Trust that are managed by the portfolio managers may have different investment strategies, each has an investment objective of replicating its Underlying Index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

Portfolio Manager Compensation. Each portfolio manager's compensation consists of the following elements:

Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser or one of its affiliates which is set at a level determined to be appropriate based upon the portfolio manager's experience and responsibilities.

Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, a portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser or its affiliates.

Securities Ownership of the Portfolio Managers. As of October 31, 2013, Mr. Byrum and Mr. King did not own Shares of any Fund. As of May 31, 2013, Dr. Hurmeydan and Dr. Du did not own Shares of any Fund.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

December 18, 2013
ETF-BULLETS-SUP